Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) $ / shares shares
Disclosure of Sharebased Payment [Line Items]
Aggregate intrinsic value of stock options outstanding	$ 42,000,000	$ 130,000,000	$ 162,000,000
Aggregate intrinsic value of stock options exercisable	42,000,000	116,000,000	140,000,000
Weighted average fair value of options granted	946	1,023	$ 1,130
Other liabilities	$ 36,193,000,000	$ 38,607,000,000
Weighted average exercise price, options | $ / shares	$ 101.47	$ 89.90	$ 100.63
Payments under deferred incentive plan	$ 3,000,000	$ 3,000,000
Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	1,523,000,000	1,752,000,000
Employee Stock Option Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	9,000,000	9,000,000	$ 7,000,000
Employee compensation expense	8,000,000	8,000,000	7,000,000
Share purchase plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 58,000,000	$ 54,000,000	$ 51,000,000
Percentage of employer matching contribution for contribution up to 6%	50.00%
Percentage of employee contribution towards share ownership plans	6.00%
Share purchase plan contribution vesting period	2 years
Individual gross salary for employees contribution	$ 100,000
Description of employee ownership plan contribution	We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $100,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately.
Common shares held in plan | shares	19.2	18.0	17.8
Midstream incentive plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	$ 363,000,000	$ 610,000,000	$ 595,000,000
Employee compensation expense	$ 269,000,000	$ 448,000,000	$ 437,000,000
Units granted	5,700,000	6,300,000	5,900,000
Weighted average fair value of options granted	$ 568,000,000	$ 616,000,000	$ 581,000,000
Gains (losses) on hedge contract	$ (175,000,000)	$ 20,000,000	$ 51,000,000
Deferred incentive plan outstanding	17,000,000	17,200,000	17,100,000
Intrinsic value of share other than options vested	$ 1,019,000,000	$ 1,251,000,000	$ 1,269,000,000
Cash payments made in relation to liabilities	635,000,000	642,000,000	598,000,000
Midstream incentive plan [member] | Equity contracts [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	538,000,000	590,000,000	544,000,000
Deferred incentive plans [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	(62,000,000)	17,000,000	27,000,000
Employee compensation expense	$ (46,000,000)	$ 12,000,000	$ 20,000,000
Deferred incentive plan outstanding	4,700,000	4,800,000	4,900,000
Deferred incentive plan units granted	300,000	300,000	300,000
Weighted average fair value at measurement date	$ 23,000,000	$ 32,000,000	$ 33,000,000
Other liabilities	379,000,000	478,000,000
Payments under deferred incentive plan	58,000,000	59,000,000	60,000,000
Gains (losses) on derivatives	(67,000,000)	4,000,000	8,000,000
Gains (losses) resulted in net employee compensation expense before tax	5,000,000	13,000,000	19,000,000
gains resulted in net employee compensation expense	$ 3,000,000	$ 10,000,000	$ 14,000,000